TRADE PAYABLES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
TRADE PAYABLES

19.	TRADE PAYABLES

	As of March 31,
	2025	2026
	HK$’000	HK$’000

Trade payables arising from the business of dealing in securities:
- Cash clients – third parties	53,860	1,208
- Margin clients – third parties	643	621
- Others – third parties	26	29
Trade payables arising from consultancy services – third parties	1,300	-

Trade payables	55,829	1,858